SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2023
Schedule of Stock Option Activity
The following table summarizes the activities for the Company’s service-based share options and RSU’s for the six months ended June 30, 2023:

		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2023	3,064,674	$1.39	59.70	$73,284
Granted	293,489	0.01	-	-
Exercised	(691,451)	2.72	-	22,228
Cancelled	(123,332)	0.11	-	-
Outstanding at June 30, 2023	2,543,380	$0.93	65.30	$75,649

Exercisable at June 30, 2023	348,455	$5.16	2.93	$8,889

Vested and expected to vest at June 30, 2023	2,786,069	$0.95	0.48	$149,576

Service Based Stock Options [Member]
Schedule of Stock Option Activity
The following table summarizes the activities for the Company’s performance-based share options and RSU’s for the six months ended June 30, 2023:

		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2023	592,511	$0.51	70.64	$14,690
Granted	112,500	0.01	-	-
Exercised	(175,644)	1.71	-	5,982
Cancelled	(21,901)	0.01	-	-
Outstanding at June 30, 2023	507,466	$0.01	77.00	$15,564

Exercisable at June 30, 2023	-	-	-	-

Vested and expected to vest at June 30, 2023	493,272	$0.01	-	$30,693